SHARE CAPITAL, WARRANTS AND OPTIONS - Common shares issued and outstanding (Details)							12 Months Ended
	Aug. 15, 2017 CAD ($) EquityInstruments $ / shares shares	Jun. 08, 2017 CAD ($) EquityInstruments Y $ / shares shares	Sep. 12, 2016 CAD ($) EquityInstruments $ / shares shares	Jul. 21, 2016 CAD ($) EquityInstruments $ / shares shares	Apr. 28, 2016 CAD ($) shares	Jul. 20, 2015 CAD ($) EquityInstruments $ / shares shares	Dec. 31, 2016 CAD ($) EquityInstruments	Dec. 31, 2015 CAD ($) EquityInstruments $ / shares shares	Dec. 31, 2017 EquityInstruments $ / shares shares
Issue of equity
Par value per share | $ / shares									$ 0
Number of warrants issued | EquityInstruments							81,203,692	14,778,344	94,971,721
Direct financing costs							$ 95,000
Proceeds from exercise of stock options								$ 115,000
Reallocated from share-based payments								$ 115,000
Weighted average exercise price of warrants exercised | $ / shares								$ 0.21
Proceeds from exercise of warrants								$ 1,567,000
Common shares issued as finance fee
Issue of equity
Number of units issued | shares					952,380
Fair value of finance fee					$ 95,000
Common shares issued for stock options exercised
Issue of equity
Number of units issued | shares								1,149,000
Stock options exercised								$ 0.10
Proceeds from exercise of stock options								115,000
Common shares issued for stock options exercised | Reserve of share-based payments
Issue of equity
Reallocated from share-based payments								$ (57,000)
Common shares issued for warrants exercised
Issue of equity
Number of units issued | shares								7,461,748
Weighted average exercise price of warrants exercised | $ / shares								$ 0.21
Proceeds from exercise of warrants								$ 1,567,000
Preferred
Issue of equity
Authorized capital | shares									100,000,000
Common | Brokered private placement
Issue of equity
Total gross proceeds		$ 10,877,000	$ 5,050,000	$ 6,950,000		$ 6,392,000
Number of units issued | shares		145,030,833	67,331,093	92,668,907		29,054,079
Price of unit issued | $ / shares		$ 0.075	$ 0.075	$ 0.075		$ 0.22
Number of common shares in unit | shares		1	1	1		1
Number of common share purchase warrants in unit | EquityInstruments		0.5	0.5	0.5		0.5
Number of common shares to be acquired through exercise of warrant | shares		1
Exercise price of warrant | $ / shares		$ 0.12	$ 0.12	$ 0.12		$ 0.30
Payments for share issuance costs		$ 533,000		$ 571,000		$ 216,000
Fair value of warrants issued		$ 1,500,000
Expected warrant life		2 years
Expected dividend yield		0.00%
Risk free interest rate		0.71%
Expected volatility		98.60%
Common | Agent's warrants
Issue of equity
Exercise price of warrant | $ / shares		$ 0.075		$ 0.075		$ 0.30
Number of warrants issued | EquityInstruments		1,965,093		1,203,695		251,370
Fair value of warrants issued		$ 61,000		$ 48,000		$ 18,000
Expected warrant life				2 years		2 years
Expected dividend yield				0.00%		0.00%
Risk free interest rate				0.57%		0.42%
Expected volatility				91.06%		89.61%
Common | Overallotment Option
Issue of equity
Period of options granted		30 days
Fair value of options granted		$ 39,000
Option, expected life | Y		30
Option, expected dividend yield		0.00%
Option, risk-free interest rate		0.71%
Option, expected volatility		66.60%
Common | Non-brokered private placement
Issue of equity
Total gross proceeds	$ 3,074,000
Number of units issued | shares	40,982,448
Price of unit issued | $ / shares	$ 0.075
Number of common shares in unit | shares	1
Number of common share purchase warrants in unit | EquityInstruments	0.5
Number of common shares to be acquired through exercise of warrant | shares	1
Exercise price of warrant | $ / shares	$ 0.12
Fair value of warrants issued	$ 519,000
Expected warrant life	2 years
Expected dividend yield	0.00%
Risk free interest rate	1.23%
Expected volatility	98.64%
Direct financing costs	$ 16,000
Net proceeds from issuance	$ 3,058,000